INCOME TAX EXPENSES (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory income tax rate	17.00%	17.00%
Net operating loss carryforwards	$ 751,000	$ 959,000
Deferred tax assets from the net operating loss carryforwards	$ 163,000	$ 163,000